Comprehensive Income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		$ (67.8)	$ (156.3)	$ (127.1)
Change in Fair Value Recognized in AOCI		6.6	71.2	(28.0)
Commodity
Generation and Marketing Revenues		16,195.7	15,424.9	16,380.1
Interest Rate
Interest Expense		984.4	895.0	877.2
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit		(38.3)	26.4	(1.7)
Income Tax (Expense) Benefit		(115.3)	(969.7)	73.7
Reclassifications from AOCI, Net of Income Tax (Expense) Credit		(30.3)	17.3	(1.2)
Net Current Period Other Comprehensive Income (Loss)		(23.7)	88.5	(29.2)
ASU 2018-02 Adoption		(3.0)
ASU 2016-01 Adoption		0.0
Ending Balance in AOCI		(120.4)	(67.8)	(156.3)
Securities Available for Sale [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		11.9	8.4	7.1
Change in Fair Value Recognized in AOCI		0.0	3.5	1.3
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit		0.0	0.0	0.0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit		0.0	0.0	0.0
Net Current Period Other Comprehensive Income (Loss)		0.0	3.5	1.3
ASU 2018-02 Adoption	[1]	0.0
ASU 2016-01 Adoption	[1]	(11.9)
Ending Balance in AOCI		0.0	11.9	8.4
Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		141.6	140.5	139.9
Change in Fair Value Recognized in AOCI		0.0	0.0	0.0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit		(6.7)	1.7	0.9
Reclassifications from AOCI, Net of Income Tax (Expense) Credit		(5.3)	1.1	0.6
Net Current Period Other Comprehensive Income (Loss)		(5.3)	1.1	0.6
ASU 2018-02 Adoption	[1]	0.0
ASU 2016-01 Adoption	[1]	0.0
Ending Balance in AOCI		136.3	141.6	140.5
Pension and OPEB [Member] | Changes in Funded Status [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		(179.9)	(266.4)	(251.7)
Change in Fair Value Recognized in AOCI		(33.0)	86.5	(14.7)
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit		0.0	0.0	0.0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit		0.0	0.0	0.0
Net Current Period Other Comprehensive Income (Loss)		(33.0)	86.5	(14.7)
ASU 2018-02 Adoption	[1]	(8.2)
ASU 2016-01 Adoption	[1]	0.0
Ending Balance in AOCI		(221.1)	(179.9)	(266.4)
Accumulated Other Comprehensive Income [Member]
Pension and OPEB
Net Current Period Other Comprehensive Income (Loss)		(23.7)	88.5	(29.2)
ASU 2018-02 Adoption	[1]	(17.0)
ASU 2016-01 Adoption	[1]	(11.9)
Commodity [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		(28.4)	(23.1)	(5.2)
Change in Fair Value Recognized in AOCI		37.3	(20.4)	(14.6)
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit		(32.7)	23.2	(5.0)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit		(25.8)	15.1	(3.3)
Net Current Period Other Comprehensive Income (Loss)		11.5	(5.3)	(17.9)
ASU 2018-02 Adoption	[1]	(6.1)
ASU 2016-01 Adoption	[1]	0.0
Ending Balance in AOCI		(23.0)	(28.4)	(23.1)
Interest Rate [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		(13.0)	(15.7)	(17.2)
Change in Fair Value Recognized in AOCI		2.3	1.6	0.0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit		1.1	1.5	2.4
Reclassifications from AOCI, Net of Income Tax (Expense) Credit		0.8	1.1	1.5
Net Current Period Other Comprehensive Income (Loss)		3.1	2.7	1.5
ASU 2018-02 Adoption	[1]	(2.7)
ASU 2016-01 Adoption	[1]	0.0
Ending Balance in AOCI		(12.6)	(13.0)	(15.7)
Generation and Marketing Revenues [Member]
Commodity
Generation and Marketing Revenues		1,818.1	1,771.4	2,858.7
Purchased Electricity for Resale [Member]
Commodity
Purchased Electricity for Resale		3,427.1	2,965.3	2,821.4
Reclassifications from Accumulated Other Comprehensive Income [Member]
Interest Rate
Interest Expense	[2]	1.1	1.5	2.4
Pension and OPEB
Amortization of Prior Service Cost (Credit)		(19.5)	(19.6)	(19.4)
Amortization of Actuarial (Gains) Losses		12.8	21.3	20.3
Income Tax (Expense) Benefit		(8.0)	9.1	(0.5)
Reclassifications from Accumulated Other Comprehensive Income [Member] | Securities Available for Sale [Member]
Interest Rate
Interest Expense	[2]	0.0	0.0	0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)		0.0	0.0	0.0
Amortization of Actuarial (Gains) Losses		0.0	0.0	0.0
Income Tax (Expense) Benefit		0.0	0.0	0.0
Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Interest Rate
Interest Expense	[2]	0.0	0.0	0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)		(19.5)	(19.6)	(19.4)
Amortization of Actuarial (Gains) Losses		12.8	21.3	20.3
Income Tax (Expense) Benefit		(1.4)	0.6	0.3
Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Interest Rate
Interest Expense	[2]	0.0	0.0	0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)		0.0	0.0	0.0
Amortization of Actuarial (Gains) Losses		0.0	0.0	0.0
Income Tax (Expense) Benefit		0.0	0.0	0.0
Reclassifications from Accumulated Other Comprehensive Income [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Interest Rate
Interest Expense	[2]	0.0	0.0	0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)		0.0	0.0	0.0
Amortization of Actuarial (Gains) Losses		0.0	0.0	0.0
Income Tax (Expense) Benefit		(6.9)	8.1	(1.7)
Reclassifications from Accumulated Other Comprehensive Income [Member] | Interest Rate [Member] | Cash Flow Hedges [Member]
Interest Rate
Interest Expense	[2]	1.1	1.5	2.4
Pension and OPEB
Amortization of Prior Service Cost (Credit)		0.0	0.0	0.0
Amortization of Actuarial (Gains) Losses		0.0	0.0	0.0
Income Tax (Expense) Benefit		0.3	0.4	0.9
Reclassifications from Accumulated Other Comprehensive Income [Member] | Generation and Marketing Revenues [Member]
Commodity
Generation and Marketing Revenues	[2]	(0.1)	(5.6)	(21.4)
Reclassifications from Accumulated Other Comprehensive Income [Member] | Generation and Marketing Revenues [Member] | Securities Available for Sale [Member]
Commodity
Generation and Marketing Revenues	[2]	0.0	0.0	0.0
Reclassifications from Accumulated Other Comprehensive Income [Member] | Generation and Marketing Revenues [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Commodity
Generation and Marketing Revenues	[2]	0.0	0.0	0.0
Reclassifications from Accumulated Other Comprehensive Income [Member] | Generation and Marketing Revenues [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Commodity
Generation and Marketing Revenues	[2]	0.0	0.0	0.0
Reclassifications from Accumulated Other Comprehensive Income [Member] | Generation and Marketing Revenues [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Commodity
Generation and Marketing Revenues	[2]	(0.1)	(5.6)	(21.4)
Reclassifications from Accumulated Other Comprehensive Income [Member] | Generation and Marketing Revenues [Member] | Interest Rate [Member] | Cash Flow Hedges [Member]
Commodity
Generation and Marketing Revenues	[2]	0.0	0.0	0.0
Reclassifications from Accumulated Other Comprehensive Income [Member] | Purchased Electricity for Resale [Member]
Commodity
Purchased Electricity for Resale	[2]	(32.6)	28.8	16.4
Reclassifications from Accumulated Other Comprehensive Income [Member] | Purchased Electricity for Resale [Member] | Securities Available for Sale [Member]
Commodity
Purchased Electricity for Resale	[2]	0.0	0.0	0.0
Reclassifications from Accumulated Other Comprehensive Income [Member] | Purchased Electricity for Resale [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Commodity
Purchased Electricity for Resale	[2]	0.0	0.0	0.0
Reclassifications from Accumulated Other Comprehensive Income [Member] | Purchased Electricity for Resale [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Commodity
Purchased Electricity for Resale	[2]	0.0	0.0	0.0
Reclassifications from Accumulated Other Comprehensive Income [Member] | Purchased Electricity for Resale [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Commodity
Purchased Electricity for Resale	[2]	(32.6)	28.8	16.4
Reclassifications from Accumulated Other Comprehensive Income [Member] | Purchased Electricity for Resale [Member] | Interest Rate [Member] | Cash Flow Hedges [Member]
Commodity
Purchased Electricity for Resale	[2]	0.0	0.0	0.0
AEP Texas Inc. [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		(12.6)	(14.9)	(17.2)
Change in Fair Value Recognized in AOCI		(1.0)	1.1	0.8
Commodity
Generation and Marketing Revenues		1,493.0
Interest Rate
Interest Expense		147.3	142.3	144.4
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit		1.6	1.7	2.2
Income Tax (Expense) Benefit		(20.8)	23.4	(59.9)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit		1.2	1.2	1.5
Net Current Period Other Comprehensive Income (Loss)		0.2	2.3	2.3
ASU 2018-02 Adoption		(0.9)
Ending Balance in AOCI		(15.1)	(12.6)	(14.9)
AEP Texas Inc. [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		4.5	4.2	3.9
Change in Fair Value Recognized in AOCI		0.0	0.0	0.0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit		0.3	0.4	0.4
Reclassifications from AOCI, Net of Income Tax (Expense) Credit		0.2	0.3	0.3
Net Current Period Other Comprehensive Income (Loss)		0.2	0.3	0.3
ASU 2018-02 Adoption	[1]	0.0
Ending Balance in AOCI		4.7	4.5	4.2
AEP Texas Inc. [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		(12.6)	(13.7)	(14.6)
Change in Fair Value Recognized in AOCI		(1.0)	1.1	0.9
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit		0.0	0.0	0.0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit		0.0	0.0	0.0
Net Current Period Other Comprehensive Income (Loss)		(1.0)	1.1	0.9
ASU 2018-02 Adoption	[1]	(1.8)
Ending Balance in AOCI		(15.4)	(12.6)	(13.7)
AEP Texas Inc. [Member] | Accumulated Other Comprehensive Income [Member]
Pension and OPEB
Net Current Period Other Comprehensive Income (Loss)		0.2	2.3	2.3
ASU 2018-02 Adoption	[1]	(2.7)
AEP Texas Inc. [Member] | Interest Rate [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		(4.5)	(5.4)	(6.5)
Change in Fair Value Recognized in AOCI		0.0	0.0	(0.1)
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit		1.3	1.3	1.8
Reclassifications from AOCI, Net of Income Tax (Expense) Credit		1.0	0.9	1.2
Net Current Period Other Comprehensive Income (Loss)		1.0	0.9	1.1
ASU 2018-02 Adoption	[1]	(0.9)
Ending Balance in AOCI		(4.4)	(4.5)	(5.4)
AEP Texas Inc. [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member]
Interest Rate
Interest Expense	[2]	1.3	1.3	1.8
Pension and OPEB
Amortization of Prior Service Cost (Credit)		(0.1)	(0.1)	(0.1)
Amortization of Actuarial (Gains) Losses		0.4	0.5	0.5
Income Tax (Expense) Benefit		0.4	0.5	0.7
AEP Texas Inc. [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Interest Rate
Interest Expense	[2]	0.0	0.0	0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)		(0.1)	(0.1)	(0.1)
Amortization of Actuarial (Gains) Losses		0.4	0.5	0.5
Income Tax (Expense) Benefit		0.1	0.1	0.1
AEP Texas Inc. [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Interest Rate
Interest Expense	[2]	0.0	0.0	0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)		0.0	0.0	0.0
Amortization of Actuarial (Gains) Losses		0.0	0.0	0.0
Income Tax (Expense) Benefit		0.0	0.0	0.0
AEP Texas Inc. [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Interest Rate [Member] | Cash Flow Hedges [Member]
Interest Rate
Interest Expense	[2]	1.3	1.3	1.8
Pension and OPEB
Amortization of Prior Service Cost (Credit)		0.0	0.0	0.0
Amortization of Actuarial (Gains) Losses		0.0	0.0	0.0
Income Tax (Expense) Benefit		0.3	0.4	0.6
Appalachian Power Co [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		1.3	(8.4)	(2.8)
Change in Fair Value Recognized in AOCI		(3.3)	11.6	(3.5)
Commodity
Generation and Marketing Revenues		2,993.2
Interest Rate
Interest Expense		194.8	190.9	188.5
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit		(4.1)	(2.9)	(3.2)
Income Tax (Expense) Benefit		44.9	(185.3)	(199.1)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit		(3.3)	(1.9)	(2.1)
Net Current Period Other Comprehensive Income (Loss)		(6.6)	9.7	(5.6)
ASU 2018-02 Adoption		0.4
Ending Balance in AOCI		(5.0)	1.3	(8.4)
Appalachian Power Co [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		14.8	16.0	17.4
Change in Fair Value Recognized in AOCI		0.0	0.0	0.0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit		(3.9)	(1.8)	(2.1)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit		(3.1)	(1.2)	(1.4)
Net Current Period Other Comprehensive Income (Loss)		(3.1)	(1.2)	(1.4)
ASU 2018-02 Adoption	[1]	0.0
Ending Balance in AOCI		11.7	14.8	16.0
Appalachian Power Co [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		(15.7)	(27.3)	(23.8)
Change in Fair Value Recognized in AOCI		(2.6)	11.6	(3.5)
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit		0.0	0.0	0.0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit		0.0	0.0	0.0
Net Current Period Other Comprehensive Income (Loss)		(2.6)	11.6	(3.5)
ASU 2018-02 Adoption	[1]	(0.2)
Ending Balance in AOCI		(18.5)	(15.7)	(27.3)
Appalachian Power Co [Member] | Accumulated Other Comprehensive Income [Member]
Pension and OPEB
Net Current Period Other Comprehensive Income (Loss)		(6.6)	9.7	(5.6)
ASU 2018-02 Adoption	[1]	0.3
Appalachian Power Co [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		0.0
Change in Fair Value Recognized in AOCI		(0.7)
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit		0.9
Reclassifications from AOCI, Net of Income Tax (Expense) Credit		0.7
Net Current Period Other Comprehensive Income (Loss)		0.0
ASU 2018-02 Adoption	[1]	0.0
Ending Balance in AOCI		0.0	0.0
Appalachian Power Co [Member] | Interest Rate [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		2.2	2.9	3.6
Change in Fair Value Recognized in AOCI		0.0	0.0	0.0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit		(1.1)	(1.1)	(1.1)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit		(0.9)	(0.7)	(0.7)
Net Current Period Other Comprehensive Income (Loss)		(0.9)	(0.7)	(0.7)
ASU 2018-02 Adoption	[1]	0.5
Ending Balance in AOCI		1.8	2.2	2.9
Appalachian Power Co [Member] | Purchased Electricity for Resale [Member]
Commodity
Purchased Electricity for Resale		503.5	357.6	329.3
Appalachian Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member]
Interest Rate
Interest Expense	[2]	(1.1)	(1.1)	(1.1)
Pension and OPEB
Amortization of Prior Service Cost (Credit)		(5.2)	(5.2)	(5.1)
Amortization of Actuarial (Gains) Losses		1.3	3.4	3.0
Income Tax (Expense) Benefit		(0.8)	(1.0)	(1.1)
Appalachian Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Interest Rate
Interest Expense	[2]	0.0	0.0	0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)		(5.2)	(5.2)	(5.1)
Amortization of Actuarial (Gains) Losses		1.3	3.4	3.0
Income Tax (Expense) Benefit		(0.8)	(0.6)	(0.7)
Appalachian Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Interest Rate
Interest Expense	[2]	0.0	0.0	0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)		0.0	0.0	0.0
Amortization of Actuarial (Gains) Losses		0.0	0.0	0.0
Income Tax (Expense) Benefit		0.0	0.0	0.0
Appalachian Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Interest Rate
Interest Expense	[2]	0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)		0.0
Amortization of Actuarial (Gains) Losses		0.0
Income Tax (Expense) Benefit		0.2
Appalachian Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Interest Rate [Member] | Cash Flow Hedges [Member]
Interest Rate
Interest Expense	[2]	(1.1)	(1.1)	(1.1)
Pension and OPEB
Amortization of Prior Service Cost (Credit)		0.0	0.0	0.0
Amortization of Actuarial (Gains) Losses		0.0	0.0	0.0
Income Tax (Expense) Benefit		(0.2)	(0.4)	(0.4)
Appalachian Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Purchased Electricity for Resale [Member]
Commodity
Purchased Electricity for Resale	[2]	0.9
Appalachian Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Purchased Electricity for Resale [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Commodity
Purchased Electricity for Resale	[2]	0.0
Appalachian Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Purchased Electricity for Resale [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Commodity
Purchased Electricity for Resale	[2]	0.0
Appalachian Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Purchased Electricity for Resale [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Commodity
Purchased Electricity for Resale	[2]	0.9
Appalachian Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Purchased Electricity for Resale [Member] | Interest Rate [Member] | Cash Flow Hedges [Member]
Commodity
Purchased Electricity for Resale	[2]	0.0
Indiana Michigan Power Co [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		(12.1)	(16.2)	(16.7)
Change in Fair Value Recognized in AOCI		(0.6)	2.8	(0.8)
Commodity
Generation and Marketing Revenues		2,381.0
Interest Rate
Interest Expense		124.1	110.8	100.8
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit		2.0	2.0	2.0
Income Tax (Expense) Benefit		(29.1)	(81.4)	(67.5)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit		1.6	1.3	1.3
Net Current Period Other Comprehensive Income (Loss)		1.0	4.1	0.5
ASU 2018-02 Adoption		(2.4)
Ending Balance in AOCI		(13.8)	(12.1)	(16.2)
Indiana Michigan Power Co [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		5.1	5.1	5.1
Change in Fair Value Recognized in AOCI		0.0	0.0	0.0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit		0.0	0.0	0.0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit		0.0	0.0	0.0
Net Current Period Other Comprehensive Income (Loss)		0.0	0.0	0.0
ASU 2018-02 Adoption	[1]	0.0
Ending Balance in AOCI		5.1	5.1	5.1
Indiana Michigan Power Co [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		(6.5)	(9.3)	(8.5)
Change in Fair Value Recognized in AOCI		(0.6)	2.8	(0.8)
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit		0.0	0.0	0.0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit		0.0	0.0	0.0
Net Current Period Other Comprehensive Income (Loss)		(0.6)	2.8	(0.8)
ASU 2018-02 Adoption	[1]	(0.3)
Ending Balance in AOCI		(7.4)	(6.5)	(9.3)
Indiana Michigan Power Co [Member] | Accumulated Other Comprehensive Income [Member]
Pension and OPEB
Net Current Period Other Comprehensive Income (Loss)		1.0	4.1	0.5
ASU 2018-02 Adoption	[1]	(2.7)
Indiana Michigan Power Co [Member] | Interest Rate [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		(10.7)	(12.0)	(13.3)
Change in Fair Value Recognized in AOCI		0.0	0.0	0.0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit		2.0	2.0	2.0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit		1.6	1.3	1.3
Net Current Period Other Comprehensive Income (Loss)		1.6	1.3	1.3
ASU 2018-02 Adoption	[1]	(2.4)
Ending Balance in AOCI		(11.5)	(10.7)	(12.0)
Indiana Michigan Power Co [Member] | Purchased Electricity for Resale [Member]
Commodity
Purchased Electricity for Resale		221.8	152.2	198.7
Indiana Michigan Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member]
Interest Rate
Interest Expense	[2]	2.0	2.0	2.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)		(0.8)	(0.9)	(0.8)
Amortization of Actuarial (Gains) Losses		0.8	0.9	0.8
Income Tax (Expense) Benefit		0.4	0.7	0.7
Indiana Michigan Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Interest Rate
Interest Expense	[2]	0.0	0.0	0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)		(0.8)	(0.9)	(0.8)
Amortization of Actuarial (Gains) Losses		0.8	0.9	0.8
Income Tax (Expense) Benefit		0.0	0.0	0.0
Indiana Michigan Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Interest Rate
Interest Expense	[2]	0.0	0.0	0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)		0.0	0.0	0.0
Amortization of Actuarial (Gains) Losses		0.0	0.0	0.0
Income Tax (Expense) Benefit		0.0	0.0	0.0
Indiana Michigan Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Interest Rate [Member] | Cash Flow Hedges [Member]
Interest Rate
Interest Expense	[2]	2.0	2.0	2.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)		0.0	0.0	0.0
Amortization of Actuarial (Gains) Losses		0.0	0.0	0.0
Income Tax (Expense) Benefit		0.4	0.7	0.7
Ohio Power Co [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		1.9
Commodity
Generation and Marketing Revenues		3,079.9
Interest Rate
Interest Expense		100.7	101.9	112.2
Pension and OPEB
Income Tax (Expense) Benefit		(24.0)	(159.3)	(143.8)
Net Current Period Other Comprehensive Income (Loss)		(1.3)	(1.1)	(1.3)
ASU 2018-02 Adoption		0.4
Ending Balance in AOCI		1.0	1.9
Ohio Power Co [Member] | Accumulated Other Comprehensive Income [Member]
Pension and OPEB
Net Current Period Other Comprehensive Income (Loss)		(1.3)	(1.1)	(1.3)
ASU 2018-02 Adoption		0.4
Ohio Power Co [Member] | Interest Rate [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		1.9	3.0	4.3
Change in Fair Value Recognized in AOCI		0.0	0.0	0.0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit		(1.7)	(1.7)	(1.9)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit		(1.3)	(1.1)	(1.3)
Net Current Period Other Comprehensive Income (Loss)		(1.3)	(1.1)	(1.3)
ASU 2018-02 Adoption	[1]	0.4
Ending Balance in AOCI		1.0	1.9	3.0
Ohio Power Co [Member] | Purchased Electricity for Resale [Member]
Commodity
Purchased Electricity for Resale		684.6	705.9	663.1
Ohio Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Interest Rate [Member] | Cash Flow Hedges [Member]
Interest Rate
Interest Expense	[2]	(1.7)	(1.7)	(1.9)
Pension and OPEB
Income Tax (Expense) Benefit		(0.4)	(0.6)	(0.6)
Public Service Co Of Oklahoma [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		2.6
Commodity
Generation and Marketing Revenues		1,536.4
Interest Rate
Interest Expense		63.5	53.4	51.2
Pension and OPEB
Income Tax (Expense) Benefit		(5.0)	(50.1)	(54.4)
Net Current Period Other Comprehensive Income (Loss)		(1.0)	(0.8)	(0.8)
ASU 2018-02 Adoption		0.5
Ending Balance in AOCI		2.1	2.6
Public Service Co Of Oklahoma [Member] | Accumulated Other Comprehensive Income [Member]
Pension and OPEB
Net Current Period Other Comprehensive Income (Loss)		(1.0)	(0.8)	(0.8)
ASU 2018-02 Adoption		0.5
Public Service Co Of Oklahoma [Member] | Interest Rate [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		2.6	3.4	4.2
Change in Fair Value Recognized in AOCI		0.0	0.0	0.0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit		(1.3)	(1.3)	(1.2)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit		(1.0)	(0.8)	(0.8)
Net Current Period Other Comprehensive Income (Loss)		(1.0)	(0.8)	(0.8)
ASU 2018-02 Adoption	[1]	0.5
Ending Balance in AOCI		2.1	2.6	3.4
Public Service Co Of Oklahoma [Member] | Purchased Electricity for Resale [Member]
Commodity
Purchased Electricity for Resale		479.9	514.9	441.2
Public Service Co Of Oklahoma [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Interest Rate [Member] | Cash Flow Hedges [Member]
Interest Rate
Interest Expense	[2]	(1.3)	(1.3)	(1.2)
Pension and OPEB
Income Tax (Expense) Benefit		(0.3)	(0.5)	(0.4)
Southwestern Electric Power Co [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		(4.0)	(9.4)	(9.4)
Change in Fair Value Recognized in AOCI		(0.8)	4.7	(1.0)
Commodity
Generation and Marketing Revenues		1,817.0
Interest Rate
Interest Expense		127.9	123.4	119.7
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit		0.3	1.1	1.6
Income Tax (Expense) Benefit		(20.4)	(48.1)	(52.1)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit		0.3	0.7	1.0
Net Current Period Other Comprehensive Income (Loss)		(0.5)	5.4	0.0
ASU 2018-02 Adoption		(1.3)
Ending Balance in AOCI		(5.4)	(4.0)	(9.4)
Southwestern Electric Power Co [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		1.2	1.9	2.6
Change in Fair Value Recognized in AOCI		0.0	0.0	0.0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit		(1.8)	(1.1)	(1.1)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit		(1.4)	(0.7)	(0.7)
Net Current Period Other Comprehensive Income (Loss)		(1.4)	(0.7)	(0.7)
ASU 2018-02 Adoption	[1]	0.0
Ending Balance in AOCI		(0.2)	1.2	1.9
Southwestern Electric Power Co [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		0.8	(3.9)	(2.9)
Change in Fair Value Recognized in AOCI		(3.1)	4.7	(1.0)
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit		0.0	0.0	0.0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit		0.0	0.0	0.0
Net Current Period Other Comprehensive Income (Loss)		(3.1)	4.7	(1.0)
ASU 2018-02 Adoption	[1]	0.4
Ending Balance in AOCI		(1.9)	0.8	(3.9)
Southwestern Electric Power Co [Member] | Accumulated Other Comprehensive Income [Member]
Pension and OPEB
Net Current Period Other Comprehensive Income (Loss)		(0.5)	5.4
ASU 2018-02 Adoption	[1]	(0.9)
Southwestern Electric Power Co [Member] | Interest Rate [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI		(6.0)	(7.4)	(9.1)
Change in Fair Value Recognized in AOCI		2.3	0.0	0.0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit		2.1	2.2	2.7
Reclassifications from AOCI, Net of Income Tax (Expense) Credit		1.7	1.4	1.7
Net Current Period Other Comprehensive Income (Loss)		4.0	1.4	1.7
ASU 2018-02 Adoption	[1]	(1.3)
Ending Balance in AOCI		(3.3)	(6.0)	(7.4)
Southwestern Electric Power Co [Member] | Purchased Electricity for Resale [Member]
Commodity
Purchased Electricity for Resale		177.1	168.7	142.4
Southwestern Electric Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member]
Interest Rate
Interest Expense	[2]	2.1	2.2	2.7
Pension and OPEB
Amortization of Prior Service Cost (Credit)		(2.0)	(2.0)	(1.8)
Amortization of Actuarial (Gains) Losses		0.2	0.9	0.7
Income Tax (Expense) Benefit		0.0	0.4	0.6
Southwestern Electric Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Interest Rate
Interest Expense	[2]	0.0	0.0	0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)		(2.0)	(2.0)	(1.8)
Amortization of Actuarial (Gains) Losses		0.2	0.9	0.7
Income Tax (Expense) Benefit		(0.4)	(0.4)	(0.4)
Southwestern Electric Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Interest Rate
Interest Expense	[2]	0.0	0.0	0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)		0.0	0.0	0.0
Amortization of Actuarial (Gains) Losses		0.0	0.0	0.0
Income Tax (Expense) Benefit		0.0	0.0	0.0
Southwestern Electric Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Interest Rate [Member] | Cash Flow Hedges [Member]
Interest Rate
Interest Expense	[2]	2.1	2.2	2.7
Pension and OPEB
Amortization of Prior Service Cost (Credit)		0.0	0.0	0.0
Amortization of Actuarial (Gains) Losses		0.0	0.0	0.0
Income Tax (Expense) Benefit		$ 0.4	$ 0.8	$ 1.0

[1]	See Note 2 - New Accounting Pronouncements for additional information.
[2]	Amounts reclassified to the referenced line item on the statements of income.